U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1. Name and address of issuer:

Franklin Investors Securities Trust
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-
7777


2. Name of each series or class of funds for which this notice is filed:

Franklin Global Government Income Fund - Class I
Franklin Global Government Income Fund - Class II
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Convertible Securities Fund - Class I
Franklin Convertible Securities Fund - Class II
Franklin Adjustable U.S. Government Securities Fund
Franklin Equity Income Fund - Class I
Franklin Equity Income Fund - Class II
Franklin Adjustable Rate Securities Fund


3. Investment Company Act File Number: 811-4936

   Securities Act File Number: 33-11444


4. Last day of fiscal year for which this notice is filed:
10/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [ ]


6. Date of termination of issuer's declaration under rule 24f-
  2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
  84,635,675 shares



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 109,704,565 shares


9. Number and aggregate sale price of securities sold during the fiscal year:

   33,666,293 shares ($354,101,744)


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
   24f-2:

    33,666,293 shares ($354,101,744)


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): n/a



12. Calculation of registration fee:

   (i)  Aggregate sale price of securities
       sold during the fiscal year in
       reliance on rule 24f-2 (from Item 10):   $354,101,744

   (ii) Aggregate price of shares issued in
       connection with dividend reinvestment
       plans (from Item 11, if applicable):     + n/a

   (iii)Aggregate price of shares redeemed or
       repurchased during the fiscal year (if
       applicable):                             - $530,144,910

   (iv) Aggregate price of shares redeemed or
       repurchased and previously applied as
       a reduction to filing fees pursuant to
       rule 24e-2 (if applicable):              + 0

   (v)  Net aggregate price of securities sold
       and issued during the fiscal year in
       reliance on rule 24f-2 [line (i), plus
       line (ii), less line (iii), plus line    $0
       (iv)] (if applicable):

   (vi) Multiplier prescribed by Section 6(b)
        of the                                  x .00034483
       Securities Act of 1933 or other
       applicable law or regulation (see
       Instruction C.6):

   (vii)Fee due [line (i) or line (v)
       multiplied by line (vii)]:               $0


   13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
   202.3a).
                                                            [ ]
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                           SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title) /s/ Larry L. Greene

                            Assistant Secretary
   Date 12/27/95



                 Stradley Ronon Stevens & Young
                    2600 One Commerce Square
              Philadelphia, Pennsylvania 19103-7098

                   Direct Dial: (215) 564-8024


                                   December 27, 1995



               Franklin Investors Securities Trust
               777 Mariners Island Boulevard
               San Mateo, California  94404

               Re:  Franklin Investors Securities Trust

               Gentlemen:

          We have examined the Agreement and Declaration of Trust of Franklin Investors Securities Trust ("Fund"), a Massachusetts Business Trust, the Bylaws of the Fund, its form of Share Certificate, and the various pertinent Trust proceedings we deem material. We have also examined the Notification of Registration and the Registration Statements filed under the Investment Company Act of 1940 ("Investment Company Act") and the Securities Act of 1933 ("Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

            You have advised us that the Fund is about to file, pursuant to the provisions of Rule 24f-2 under the Investment Company Act, a Notice for the purpose of registering under the Securities Act the 33,666,293 shares sold by the Fund pursuant to Rule 24f-2 during its fiscal year ended October 31, 1995. You have informed us that the shares were sold in accordance with the Fund's usual method of distributing its shares whereby currently effective prospectuses are made available for delivery to offerees and purchasers of shares in accordance with Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, it is our opinion that the 33,666,293 shares of beneficial interest in the Fund sold between November 1, 1994 and October 31, 1995 pursuant to Rule 24f-2 have been duly and validly issued and are fully-paid, non-assessable, legally outstanding shares of capital stock of the Fund.

            We hereby consent to the use of this opinion as an exhibit to the Notice under Rule 24f-2 of the Act, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                       Very truly yours,

                               STRADLEY, RONON, STEVENS & YOUNG



                                    By: /s/ Mark H. Plafker
                                            Mark H. Plafker


                             MHP/nk


                             7484.1